CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) PARENTHETICALS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss) Parentheticals
Tax Benefit expenses of	$ (8,507)	$ 1,204	$ 2,960
Tax on realized gains	(319)	(883)	(561)
Tax on postretirement benefits	$ (146)	$ 1,008	$ 1,214